SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other current assets
Government institutions	$ 1,026	$ 856
Prepaid expenses	1,948	1,260
Deferred taxes	605	3,025
Other account receivables	5,277	1,263
Other	964	621
Other current assets, Total	9,820	7,025
Property and equipment, net
Computers and electronic equipment	13,848	9,323
Vehicles	617	656
Office furniture and equipment	665	541
Leasehold improvements	3,839	2,928
Equipment	476	356
Property and equipment, Gross	19,445	13,804
Less - accumulated depreciation and amortization	10,658	8,107
Property and equipment, net	8,787	5,697
Account payable and accrued expenses
Account payable	12,016	7,550
Accrued expenses	5,854	3,546
Account payable and accrued expenses Total	17,870	11,096
Other current Liabilities
Institutions	2,215	90
Deferred income	1,303	1,052
Advances from customers	1,180	299
Other Liabilities, Miscellaneous, Current	1,041
Other current Liabilities	$ 5,739	$ 1,441